Chapter 11 Proceedings And Plans Of Management (Fresh Start Proforma Condensed Consolidated Balance Sheet) (Parenthetical) (Detail) (USD $)	1 Months Ended				9 Months Ended			1 Months Ended		12 Months Ended				1 Months Ended		12 Months Ended														12 Months Ended					1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended				12 Months Ended			9 Months Ended
	Feb. 24, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Convertible Preferred Stock [Member]	Feb. 24, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Feb. 24, 2012 Plan Of Reorganization Adjustments [Member]		Dec. 31, 2011 Plan Of Reorganization Adjustments [Member]		Feb. 24, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Feb. 24, 2012 Fresh Start Accounting Adjustments		Dec. 31, 2011 Fresh Start Accounting Adjustments		Dec. 31, 2011 Fresh Start Accounting Adjustments Real Estate Inventories-Owned [Member]	Feb. 24, 2012 Fresh Start Accounting Adjustments Real Estate Inventories-Owned [Member]	Feb. 24, 2012 Fresh Start Accounting Adjustments Construction Management Contracts [Member]	Dec. 31, 2011 Fresh Start Accounting Adjustments Construction Management Contracts [Member]	Feb. 24, 2012 Fresh Start Accounting Adjustments Home in Backlog [Member]	Dec. 31, 2011 Fresh Start Accounting Adjustments Home in Backlog [Member]	Feb. 24, 2012 Fresh Start Accounting Adjustments Joint Venture Management Fees [Member]	Dec. 31, 2011 Fresh Start Accounting Adjustments Joint Venture Management Fees [Member]	Feb. 24, 2012 Fresh Start Accounting Adjustments Book Value [Member]	Dec. 31, 2011 Fresh Start Accounting Adjustments Book Value [Member]	Feb. 24, 2012 Fresh Start Accounting Adjustments Fair Value [Member]	Dec. 31, 2011 Fresh Start Accounting Adjustments Fair Value [Member]	Dec. 31, 2011 Fresh Start Accounting Adjustments Notes Receivable [Member]	Feb. 24, 2012 Fresh Start Accounting Adjustments Convertible Preferred Stock [Member]	Dec. 31, 2011 Fresh Start Accounting Adjustments Convertible Preferred Stock [Member]	Feb. 24, 2012 Fresh Start Accounting Adjustments Predecessor [Member]	Dec. 31, 2011 Fresh Start Accounting Adjustments Predecessor [Member]	Feb. 24, 2012 Scenario One [Member]	Dec. 31, 2011 Scenario One [Member]	Feb. 24, 2012 Scenario Two [Member]	Dec. 31, 2011 Scenario Two [Member]	Dec. 31, 2011 Minimum [Member]	Feb. 24, 2012 Minimum [Member] Fresh Start Accounting Adjustments	Dec. 31, 2011 Minimum [Member] Fresh Start Accounting Adjustments	Dec. 31, 2011 Maximum [Member]	Feb. 24, 2012 Maximum [Member] Fresh Start Accounting Adjustments	Dec. 31, 2011 Maximum [Member] Fresh Start Accounting Adjustments	Sep. 30, 2012 Senior Subordinated Secured Notes [Member]	Dec. 31, 2011 Senior Subordinated Secured Notes [Member] Plan Of Reorganization Adjustments [Member]
Fresh-Start Adjustment [Line Items]
Net cash received from the issuance of new equity								$ 81,000,000		$ 81,000,000
Payment of financing fees								2,600,000		2,600,000
Other reorganization related costs								5,400,000		5,400,000
LSTC comprised of Old Notes			489,483,000	489,190,000			283,483,000	283,500,000		283,500,000
Related accrued interest								15,300,000		15,300,000
Accounts payable										3,900,000																									(200,000)	(200,000)	1,300,000	1,300,000
Accrued expenses						145,000				33,200,000
Senior Subordinated Secured Notes due 2017																																														75,000,000
Residual fair value of equity	100,500,000									100,500,000				100,500,000
Enterprise value	485,000,000		485,000,000							485,000,000				485,000,000
Debt, renegotiated	384,500,000		563,492,000	519,731,000			563,492,000			384,500,000				384,500,000
Convertible Preferred Stock, outstanding, issued in exchange for aggregate cash consideration	50,000,000				50,000,000					50,000,000				50,000,000
Convertible preferred stock value		57,069,000			56,400,000					56,400,000				56,400,000																	56,400,000	56,400,000
New common stock, shares issued	92,400,000									92,400,000
New common stock, par value	$ 0.01		$ 0.01	$ 0.01			$ 0.01			$ 0.01
Old common stock, shares repurchased	1,000									1,000
Additional paid-in capital										27,700,000
Adjustments to additional paid-in capital								(21,177,000)	[1]	(21,177,000)	[1]	48,867,000	48,867,000	15,501,000	[2]	15,501,000	[3]
Accumulated deficit								229,754,000	[4]	229,350,000	[5]	(235,584,000)	(228,383,000)	5,830,000	[6]	(967,000)	[7]																235,600,000	228,400,000
Receivables												12,790,000	13,732,000	(996,000)	[8]	(996,000)	[8]									6,200,000	6,200,000	5,200,000	5,200,000
Discount rate	20.00%													17.80%				20.00%												10.00%															9.125%
Adjustment to real estate inventory																		1,200,000	1,200,000
Adjustment to property and equipment												962,000	994,000	(421,000)	[9]	(421,000)	[9]									1,000,000	1,000,000	600,000	600,000
Intangibles														9,470,000	[10]	7,333,000	[11]			4,600,000	4,600,000	4,000,000	1,900,000	800,000	800,000
Estimated margin on estimated costs of warranty required to transfer litigation liability																																								17.00%	17.00%		19.00%	19.00%
Estimated margin	9.40%		9.40%
Note payable, book value																																			6,500,000	6,500,000	55,000,000	55,000,000
Note payable, fair value		13,129,000	74,009,000																																6,300,000	6,300,000	56,300,000	56,300,000
Risk adjusted discount rate																																			12.50%	12.50%	12.50%	12.50%	18.00%			22.00%
Market value of common stock	44,100,000															44,100,000
Successor's equity value		45,206,000	(179,516,000)	13,814,000			(179,516,000)							100,500,000		100,500,000
Noncontrolling interest	$ (8,100,000)		$ (8,058,000)									$ 9,688,000	$ 9,646,000	$ (1,588,000)	[12]	$ (1,588,000)	[12]									$ 9,700,000	$ 9,700,000	$ 8,100,000	$ 8,100,000
Discount rate for using cash flow approach project and estimated cash distributed to minority member of entity																17.80%

[1]	Reflects the elimination of $48.9 million of additional paid-in capital ("APIC") relating to Old Common Stock, offset by $27.7 million of net cash received from the issuance of the Class B and Class C shares of common stock.
[2]	Reflects the adjustment to a combined common stock and warrants value of $44.1 million for the calculation of fair value under the provisions of fresh start accounting, based on the remaining residual equity interest of $100.5 million, as discussed in note (i) above, less the allocation to convertible preferred of $56.4 million, as also discussed in note (i).
[3]	Reflects the adjustment to a combined common stock and warrant value of $44.1 million for the calculation of fair value under the provisions of fresh start accounting, based on the remaining residual equity interest of $100.5 million, as discussed in note (i) above, less the allocation to convertible preferred of $56.4 million, as also discussed in note (i).
[4]	Reflects the elimination of $235.6 million of accumulated deficit of the Predecessor company in addition to the net impact of Plan adjustments to assets, liabilities and stockholder's equity.
[5]	Reflects the elimination of $228.4 million of accumulated deficit of the Predecessor company in addition to the net impact of Plan adjustments to assets, liabilities, and stockholder's equity.
[6]	Reflects the elimination of a balance in accumulated deficit of $5.8 million to reduce any accumulated deficit or retained earnings in conjunction with fresh start accounting, which requires the successor entity to begin with a zero balance in retained earnings.
[7]	Reflects the elimination of a balance in accumulated deficit of $1.0 million to reduce any accumulated deficit or retained earnings in conjunction with fresh start accounting, which requires the successor entity to begin with a zero balance in retained earnings.
[8]	Reflects adjustment of $1.0 million to notes receivable with a book value of $6.2 million to fair value of $5.2 million using the discounted cash flow approach. The Company discounted the future interest to be received at a discount rate of 10%, which is above the stated rate of the note.
[9]	Reflects adjustment of $0.4 million to property and equipment with a book value of $1.0 million to fair value of $ $0.6 million, based on the estimated sales value of the assets determined on an "As Is" Basis using market comparables.
[10]	Reflects identifiable intangible assets comprised of $4.6 million relating to construction management contracts, $4.0 million relating to homes in backlog, and $0.8 million relating to joint venture management fees. The value of the construction management contracts and the joint venture management fees was estimated using the discounted cash flows of each related project at a discount rate ranging from 17% to 19%. The value of the backlog contracts was determined using the With/Without method of the income approach and the expected closing date of the home in backlog and the contracted sales price of the home.
[11]	Reflects identifiable intangible assets comprised of $4.6 million relating to construction management contracts, $1.9 million relating to homes in backlog, and $0.8 million relating to joint venture management fees. The value of the construction management contracts and the joint venture management fees was estimated using the discounted cash flows of each related project at a discount rate ranging from 17% to 19%. The value of the backlog contracts was determined using the With/Without method of the income approach and the expected closing date of the home in backlog and the contracted sales price of the home.
[12]	Reflects adjustment of $1.6 million to minority interest in a consolidated entity with a book value of $9.7 million to fair value of $8.1 million. The Company used a discounted cash flow approach to the project and the estimated cash to be distributed to the minority member of the entity, using a discount rate of 17.8%.